UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – November 30, 2016

Item 1: Reports to Shareholders

Annual Report | November 30, 2016
Vanguard New Jersey Tax-Exempt Funds
Vanguard New Jersey Tax-Exempt Money Market Fund
Vanguard New Jersey Long-Term Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
New Jersey Tax-Exempt Money Market Fund.	11
New Jersey Long-Term Tax-Exempt Fund.	26
About Your Fund’s Expenses.	60
Glossary.	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended November 30, 2016, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 1.06% for Investor Shares and 1.16% for Admiral Shares. Those results exceeded the 0.69% average return for peers but lagged the 1.39% return for the Bloomberg Barclays New Jersey Municipal Bond Index. Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.24%; the average return of its peers was 0.08%.

• Overall municipal bond supply, which ran high at times, was matched for much of the fiscal year by solid demand from investors.

• Slightly longer duration and an underweighted allocation to A-rated bonds relative to the benchmark index detracted from performance.

• For the ten years ended November 30, the Long-Term Fund’s annualized return exceeded the average return of peers but slightly trailed the benchmark index. The Money Market Fund beat the average return of its peers for the decade.

Total Returns: Fiscal Year Ended November 30, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.42%	0.82%	0.24%	0.00%	0.24%
Other States Tax-Exempt Money Market Funds
Average					0.08
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2.87%	5.57%	3.48%	-2.42%	1.06%
Admiral™ Shares	2.99	5.80	3.58	-2.42	1.16
Bloomberg Barclays NJ Municipal Bond Index					1.39
New Jersey Municipal Debt Funds Average					0.69

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended November 30, 2016
Average
Annual Return
New Jersey Tax-Exempt Money Market Fund	0.67%
Spliced New Jersey Tax-Exempt Money Market Funds Average	0.53
For a benchmark description, see the Glossary.

Spliced New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

New Jersey Long-Term Tax-Exempt Fund Investor Shares	3.78%
Bloomberg Barclays NJ Municipal Bond Index	4.01
New Jersey Municipal Debt Funds Average	3.36
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money Market Fund	0.16%	—	0.11%
New Jersey Long-Term Tax-Exempt Fund	0.20	0.12%	0.95

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the funds’ expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.14%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. The expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the New Jersey Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of November 30, 2016, proved to be less dramatic. U.S. stocks and bonds posted returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	8.88%	14.45%
Russell 2000 Index (Small-caps)	12.08	6.45	13.98
Russell 3000 Index (Broad U.S. market)	8.31	8.68	14.41
FTSE All-World ex US Index (International)	0.26	-1.76	4.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.17%	2.79%	2.43%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.22	3.64	3.43
Citigroup Three-Month U.S. Treasury Bill Index	0.25	0.08	0.07

CPI
Consumer Price Index	1.69%	1.17%	1.30%

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see page 6.

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box on page 5 for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 12, 2016

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Advisor’s Report

For the 12 months ended November 30, 2016, Vanguard New Jersey Long-Term Tax Exempt Fund returned 1.06% for Investor Shares and 1.16% for Admiral Shares. Those results lagged the 1.39% return of the Bloomberg Barclays New Jersey Municipal Bond Index but exceeded the average 0.69% return of the fund’s peers and the –0.22% return of the broad Bloomberg Barclays Municipal Bond Index. Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.24%; the average return of its peers was 0.08%.

As municipal bond prices fell toward the end of the period, the Long-Term Fund’s 30-day SEC yield increased to 2.87% from 2.78% for Investor Shares and to 2.99% from 2.85% for Admiral Shares for the fiscal year.

Please note: The funds are permitted to invest in bonds that would generate income distributions subject to the alternative minimum tax. At the close of the fiscal year, however, only the Money Market Fund owned such bonds.

The investment environment

Overall municipal bond supply, which ran high at times, was matched for much of the fiscal year by solid demand from investors reaching for yield. That demand later began to wane, however, and then dropped markedly after the U.S. presidential election as the markets began to anticipate faster growth and higher inflation. U.S. Treasury yields rose and prices fell into negative territory, which reduced total returns to about 1% for the

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2015	2016
2 years	0.72%	1.16%
5 years	1.26	1.85
10 years	2.02	2.52
30 years	2.96	3.26
Source: Vanguard.

12 months. Municipal bonds as a whole saw even sharper movements and ended the period with a slightly negative return.

The Federal Reserve held to a slow and steady course toward normalizing monetary policy. In December 2015, for the first time in a decade, it increased the target range for the federal funds rate, bumping it to 0.25%–0.50% from near zero. The Fed cited considerable improvement in the labor market and its confidence that inflation would rise to its 2% objective. But market expectations for further hikes were dampened in early 2016 by steep declines in commodity prices and weak economic growth, especially in China, and then in June by the uncertainty sparked by the Brexit vote.

At the end of summer, however, the financial markets recovered, economic data improved, and investors began anticipating another rate hike at the Fed’s December meeting. The U.S. economy posted weak results early in the funds’ fiscal year but showed a little more steam in the third quarter of 2016, growing 3.2%.

Money market reform: What’s changed and what hasn’t

The final phase of money market reform took effect on October 14, 2016, the compliance date for the Securities and Exchange Commission’s new rules designed to enhance the stability and resilience of all money market funds.

Vanguard New Jersey Tax-Exempt Money Market Fund’s goal remains to provide the stability that shareholders have come to expect. The fund qualifies as a retail fund, which means it will seek to maintain a stable net asset value of $1 per share. (Institutional money market funds, which have floating share prices, are not offered by Vanguard.)

Under the new rules, we report the fund’s weekly liquid assets, daily market value to four decimal places, and daily net shareholder cash flow. (See your fund’s Portfolio &
Management tab on vanguard.com.)

Two other changes involve liquidity fees and redemption “gates,” tools to help keep funds stable during times of extreme market duress.

A fee of up to 2% may be imposed by the fund’s board on the sale of shares if the fund’s weekly liquid assets fall below specified thresholds of its total assets. (The SEC has strict definitions for “liquid” assets; generally this refers to assets that can be sold in the normal course of business with little impact on their price.) The fee would reduce the dollar amount you receive for your redemption.

A gate is a temporary suspension of redemptions. The board may impose either fees or gates or both. Please note that we manage our funds conservatively and seek to maintain liquidity above the levels at which fees or gates would be imposed. You can learn more in the prospectus, available at vanguard.com.

Employment gains averaging around 180,000 per month for the year pushed the unemployment rate down to 4.6% in November, and wages trended modestly higher. Along with a rebound in commodity prices, these factors helped nudge inflation closer to the Fed’s 2% objective.

New Jersey’s unemployment rate increased above the national average to 5.2% in October, the most recent month available, from 4.8% at the beginning of the period. In addition, its economy grew at a slower pace than that of the United States as a whole, according to a gauge of current economic conditions published by the Federal Reserve Bank of Philadelphia.

We continue to closely monitor the state’s finances as it contends with unfunded pension obligations and longstanding structural budget imbalances. In November, New Jersey voters approved a constitutional amendment dedicating all gas tax revenues to transportation funding, including a new 23 cents-per-gallon tax increase. This came on the heels of a state Supreme Court decision to uphold a freeze in cost-of-living adjustments for retired state workers. We viewed the court’s decision as credit-positive for the state. However, coinciding with the passage of the gas tax were tax cuts to be phased in over time. Those cuts should further pressure the state’s general fund.

The distressed municipality of Atlantic City remains a focus of concern. We believe the city, which is now under state control, will not declare bankruptcy because of the wide-ranging effects such an event would have on other local government bonds. We anticipate that the city will continue to make its debt service payments.

After the close of the reporting period, Standard & Poor’s downgraded the state’s bonds to A– from A, continuing a series of downgrades by each of the major ratings agencies since 2010.

Management of the funds

Our investment process at Vanguard relies on risk management as we strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts perform an objective, complete, and independent analysis of the overall creditworthiness of every issuer of bonds we own or consider owning. The Long-Term Fund benefited from exposure to lower-quality (but still investment-grade) bonds, especially from its strong selection of A-rated bonds that performed well. Both the fund and the benchmark index have significant exposure to lower-quality investment-grade bonds, in part because of financial woes at the state and local level that have triggered downgrades. Although the fund generated strong absolute performance from its A-rated holdings, the benchmark’s higher allocation to these bonds led to greater returns.

Slightly longer duration relative to the benchmark index and an overweighted allocation to longer-maturity bonds also detracted. In addition, we continued to underweight state-backed bonds given New Jersey’s fiscal health. Although we stand by that long-term position, it held back the fund because the bonds performed well as investors sought them out for their yields.

In the Money Market Fund, we maintained high levels of liquidity and a short weighted average maturity ahead of the final implementation of the money market reforms we’ve discussed previously. That positioning allowed us to take advantage of the increase in yields on money market-eligible securities and, along with our low expense ratio compared to peers, helped us outperform for the period.

Please note that in the first quarter of 2017, Vanguard New Jersey Tax-Exempt Money Market Fund will change its name to Vanguard New Jersey Municipal Money Market Fund. The fund’s board decided to change the name to provide additional cash management flexibility. The investment objective and limitations of the fund will remain the same, including the 20% limitation on investments in securities subject to the alternative minimum tax.

A look ahead

After the close of the period, the Fed raised rates by 25 basis points to a range of 0.5%–0.75% and hinted that there may be three additional hikes in 2017. This aligns with our expectations that it will gradually raise rates in 2017 but leave the federal funds rate below 2% through at least 2018. The pace of future rate hikes is likely to depend on economic growth. Although

U.S. growth and inflation may exceed expectations for the first time in five years, we anticipate that any increases will be modest, especially compared with prior periods of economic recovery.

The dollar will likely remain strong as long as central banks such as the Bank of Japan and the European Central Bank continue to maintain the accommodative monetary stances that have produced negative interest rates in those regions. In the United States, we believe that the Fed is likely to continue its dovish tightening over the next several years.

Of course, market conditions could change, especially given the results of the U.S. presidential election and the possibility that job growth and inflation could exceed expectations. But we are confident that our team of experienced managers, analysts, and traders can handle whatever the market brings and find opportunities that will produce competitive returns.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group

John M. Carbone, Principal, Portfolio Manager

Adam Ferguson, CFA, Portfolio Manager Vanguard Fixed Income Group

December 16, 2016

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2016

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.42%
Average Weighted
Maturity	49 days

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratio was 0.14%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2006, Through November 30, 2016
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended November 30, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New Jersey Tax-Exempt Money
Market Fund	0.24%	0.06%	0.67%	$10,694
Spliced New Jersey Tax-Exempt
Money Market Funds Average	0.08	0.02	0.53	10,546

For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
		Spliced NJ
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2007	3.60%	3.12%
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.24	0.08

7-day SEC yield (11/30/2016): 0.42%
For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.16%	0.05%	0.72%

New Jersey Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.7%)
New Jersey (101.7%)
Bergen County NJ BAN	2.000%	12/15/16	10,000	10,005
Branchburg Township NJ BAN	2.000%	10/6/17	4,509	4,542
Burlington County NJ BAN	2.000%	5/16/17	5,000	5,025
Burlington County NJ BAN	2.000%	5/16/17	10,000	10,059
Burlington County NJ Bridge Commission
Revenue	2.000%	12/1/16	12,900	12,900
Burlington County NJ Bridge Commission
Revenue	2.000%	4/26/17	16,500	16,577
Burlington County NJ Bridge Commission
Revenue	2.000%	11/16/17	12,500	12,637
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.460%	12/7/16 LOC	46,500	46,500
Chatham Borough NJ BAN	2.000%	2/17/17	5,200	5,215
Cliffside Park NJ BAN	2.000%	7/21/17	4,876	4,916
Cranford NJ BAN	2.000%	1/27/17	4,850	4,860
Cranford NJ BAN	2.000%	5/19/17	9,000	9,051
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.560%	12/7/16 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania
& New Jersey Revenue VRDO	0.520%	12/7/16 LOC	7,300	7,300
East Hanover Township NJ BAN	2.000%	8/18/17	8,440	8,513
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project) VRDO	0.550%	12/7/16 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
Metro West Inc. Project) VRDO	0.550%	12/7/16 LOC	9,690	9,690
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.580%	12/7/16 LOC	16,745	16,745
Fort Lee NJ BAN	2.000%	11/10/17	4,294	4,339
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.160%	12/1/16	21,085	21,085
1 Hudson County NJ BAN	2.500%	12/14/17	3,000	3,038
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/17 (Prere.)	2,000	2,029

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Hudson County NJ Improvement Authority
Lease Revenue (Hudson County Vocational-
Technical Schools Project) TOB VRDO	0.590%	12/7/16	4,875	4,875
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/19/17	7,550	7,590
Hudson County NJ Improvement Authority
Pooled Revenue	2.000%	11/1/17	5,400	5,454
Hudson County NJ Improvement Authority
Revenue	2.000%	6/27/17	5,800	5,839
Mercer County NJ BAN	2.000%	8/30/17	14,000	14,130
Monmouth County NJ GO	4.000%	1/15/17	6,655	6,685
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/16	1,000	1,000
Monroe Township NJ BAN	2.000%	8/3/17	5,000	5,041
Moorestown Township NJ BAN	2.000%	8/31/17	5,000	5,045
Morris County NJ GO	5.000%	2/15/17	1,650	1,664
Morristown NJ BAN	2.250%	6/9/17	4,005	4,035
Mount Laurel Township NJ BAN	1.500%	3/8/17	4,360	4,369
Mount Laurel Township NJ BAN	2.000%	3/8/17	4,880	4,897
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.520%	12/7/16 LOC	8,400	8,400
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.750%	12/5/16	5,965	5,965
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.520%	12/7/16 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project) VRDO	0.470%	12/1/16 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.600%	12/7/16 LOC	3,000	3,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	8,675	8,690
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/17 (ETM)	4,530	4,579
New Jersey Economic Development Authority
Revenue (StoltHaven Project) VRDO	0.500%	12/7/16 LOC	10,700	10,700
New Jersey Economic Development Authority
Revenue Pollution Control Revenue
(Exxon Project) VRDO	0.200%	12/1/16	12,850	12,850
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville School
Project) VRDO	0.420%	12/1/16	24,100	24,100
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville School
Project) VRDO	0.480%	12/1/16	25,000	25,000
New Jersey Educational Facilities Authority
Revenue (Centenary College) VRDO	0.520%	12/7/16 LOC	4,200	4,200
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.520%	12/7/16	15,925	15,925
2 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.540%	12/7/16	20,600	20,600
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	3,000	3,078
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.580%	12/7/16	4,330	4,330

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.590%	12/7/16	3,330	3,330
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.500%	12/7/16 LOC	13,065	13,065
2 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.590%	12/7/16	4,530	4,530
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.570%	12/7/16 LOC	16,000	16,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.570%	12/7/16 LOC	15,585	15,585
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.530%	12/7/16 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.550%	12/7/16 LOC	8,700	8,700
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.570%	12/7/16 LOC	21,540	21,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.550%	12/7/16 LOC	5,540	5,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.550%	12/7/16 LOC	2,475	2,475
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.520%	12/7/16 LOC	5,100	5,100
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.520%	12/7/16 LOC	12,500	12,500
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.550%	12/7/16 LOC	10,885	10,885
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.420%	12/1/16 LOC	29,850	29,850
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.460%	12/1/16 LOC	6,500	6,500
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.520%	12/7/16 LOC	13,400	13,400
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.520%	12/7/16 LOC	5,130	5,130
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	2,000	2,000
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.580%	12/7/16	3,505	3,505
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.620%	12/7/16 LOC	16,155	16,155
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.620%	12/7/16 LOC	16,395	16,395
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.720%	12/7/16	26,985	26,985
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	0.700%	12/8/16	34,000	34,000

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.520%	12/7/16 LOC	43,700	43,700
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.530%	12/7/16 LOC	16,285	16,285
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.590%	12/7/16 LOC	6,715	6,715
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.530%	12/7/16	5,365	5,365
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.540%	12/7/16	24,985	24,985
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.590%	12/7/16	14,000	14,000
New Jersey Housing & Mortgage Finance A
gency Single Family Housing Revenue VRDO	0.590%	12/7/16	14,595	14,595
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	18,895	18,967
North Bergen Township NJ BAN	2.000%	3/31/17	6,502	6,528
Paramus Borough NJ BAN	2.000%	2/17/17	13,990	14,030
Parsippany-Troy Hills Township NJ BAN	2.000%	9/21/17	7,000	7,065
Pequannock Township NJ BAN	2.000%	4/28/17	4,025	4,041
1 Pequannock Township NJ GO	2.000%	4/28/17	4,040	4,055
Perth Amboy NJ GO	5.000%	7/1/17 (Prere.)	2,395	2,455
Port Authority of New York
& New Jersey Revenue CP	0.750%	12/1/16	11,765	11,765
Port Authority of New York
& New Jersey Revenue CP	0.840%	12/8/16	1,340	1,340
Port Authority of New York
& New Jersey Revenue CP	0.960%	12/28/16	16,500	16,500
Port Authority of New York
& New Jersey Revenue CP	0.570%	1/4/17	11,080	11,080
Port Authority of New York
& New Jersey Revenue CP	0.900%	1/10/17	4,710	4,710
Port Authority of New York
& New Jersey Revenue CP	0.600%	1/26/17	11,260	11,260
Port Authority of New York
& New Jersey Revenue CP	0.670%	2/2/17	16,805	16,805
Port Authority of New York
& New Jersey Revenue CP	0.660%	2/8/17	8,695	8,695
2 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.550%	12/7/16	3,750	3,750
2 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.580%	12/7/16	6,960	6,960
2 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.580%	12/7/16	1,170	1,170
2 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.580%	12/7/16	3,500	3,500
2 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.610%	12/7/16	1,000	1,000
2 Port Authority of New York
& New Jersey Revenue TOB VRDO	0.630%	12/7/16	2,385	2,385
Princeton NJ BAN	1.500%	12/15/16	9,000	9,003
Princeton University New Jersey CP	0.880%	1/5/17	9,100	9,100
Roseland NJ BAN	2.000%	5/10/17	6,365	6,395
2 Rutgers State University New Jersey Revenue
TOB VRDO	0.580%	12/7/16	6,700	6,700

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Rutgers State University New Jersey Revenue
	TOB VRDO	0.580%	12/7/16	11,780	11,780
2	Rutgers State University New Jersey Revenue
	TOB VRDO	0.590%	12/7/16	1,400	1,400
2	Rutgers State University New Jersey Revenue
	TOB VRDO	0.590%	12/7/16	14,800	14,800
	Rutgers State University New Jersey Revenue
	VRDO	0.430%	12/1/16	20,295	20,295
	Secaucus NJ BAN	2.000%	1/6/17	2,221	2,223
	Secaucus NJ BAN	2.000%	8/10/17	4,620	4,659
	Somerset County NJ BAN	2.000%	9/20/17	5,000	5,047
	Sussex County NJ BAN	2.250%	6/28/17	4,301	4,338
	Union County NJ Pollution Control Financing
	Authority Revenue (Exxon Project) VRDO	0.160%	12/1/16	19,720	19,720
	Union County NJ Pollution Control Financing
	Authority Revenue (Exxon Project) VRDO	0.200%	12/1/16	19,770	19,770
2	Union County NJ Utilities Authority Revenue
	TOB VRDO	0.620%	12/7/16	2,415	2,415
	Washington Township NJ BAN	2.000%	4/25/17	2,900	2,915
	Westfield NJ BAN	2.000%	11/10/17	7,290	7,366
	Woodbridge Township NJ BAN	2.000%	8/18/17	12,555	12,673
	Woodbridge Township NJ BAN	3.000%	8/18/17	5,000	5,083
Total Tax-Exempt Municipal Bonds (Cost $1,218,625)					1,218,625

					Amount
					($000)
Other Assets and Liabilities (-1.7%)
Other Assets
Investment in Vanguard					92
Receivables for Capital Shares Issued					2,738
Receivables for Accrued Income					3,964
Other Assets					1,324
Total Other Assets					8,118
Liabilities
Payables for Investment Securities Purchased					(23,493)
Payables for Capital Shares Redeemed					(1,081)
Payables for Distributions					(13)
Payables to Vanguard					(4,135)
Total Liabilities					(28,722)
Net Assets (100%)
Applicable to 1,197,735,503 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					1,198,021
Net Asset Value Per Share					$1.00

New Jersey Tax-Exempt Money Market Fund

At November 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	1,198,023
Undistributed Net Investment Income	1
Accumulated Net Realized Losses	(3)
Net Assets	1,198,021

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2016.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $156,565,000, representing 13.1% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	4,708
Total Income	4,708
Expenses
The Vanguard Group—Note B
Investment Advisory Services	270
Management and Administrative	1,370
Marketing and Distribution	344
Custodian Fees	16
Auditing Fees	30
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	2,037
Expense Reduction-Note B	(269)
Net Expenses	1,768
Net Investment Income	2,940
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	2,942

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,940	141
Realized Net Gain (Loss)	2	6
Net Increase (Decrease) in Net Assets Resulting from Operations	2,942	147
Distributions
Net Investment Income	(2,939)	(141)
Realized Capital Gain	—	—
Total Distributions	(2,939)	(141)
Capital Share Transactions (at $1.00 per share)
Issued	715,299	847,210
Issued in Lieu of Cash Distributions	2,820	136
Redeemed	(864,720)	(976,302)
Net Increase (Decrease) from Capital Share Transactions	(146,601)	(128,956)
Total Increase (Decrease)	(146,598)	(128,950)
Net Assets
Beginning of Period	1,344,619	1,473,569
End of Period[1]	1,198,021	1,344,619

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.0001	.0001	.0001	.0004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.002	.0001	.0001	.0001	.0004
Distributions
Dividends from Net Investment Income	(.002)	(.0001)	(.0001)	(.0001)	(.0004)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.002)	(.0001)	(.0001)	(.0001)	(.0004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.24%	0.01%	0.01%	0.01%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,198	$1,345	$1,474	$1,621	$1,742
Ratio of Expenses to Average Net Assets	0.14%[2]	0.08%[2]	0.08%[2]	0.12%[2]	0.16%
Ratio of Net Investment Income to
Average Net Assets	0.23%	0.01%	0.01%	0.01%	0.03%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and
0.16% for 2013. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

New Jersey Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $92,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2016, Vanguard’s expenses were reduced by $269,000 (an effective annual rate of 0.02% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Act of 1940. For the year ended November 30, 2016, such purchases and sales were $402,315,000 and $464,980,000 respectively.

E. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNJTX	VNJUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.87%	2.99%

Financial Attributes
			Bloomberg
		Bloomberg	Barclays
		Barclays NJ	Municipal
		Muni Bond	Bond
	Fund	Index	Index
Number of Bonds	464	1,344	50,263
Yield to Maturity
(before expenses)	3.5%	3.5%	2.8%
Average Coupon	4.5%	4.6%	4.8%
Average Duration	7.1 years	6.9 years	6.6 years
Average Stated
Maturity	15.8 years	12.1 years	12.8 years
Short-Term
Reserves	2.5%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays NJ	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.97	0.96
Beta	0.97	1.23

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.3%
1 - 3 Years	3.5
3 - 5 Years	3.4
5 - 10 Years	11.6
10 - 20 Years	42.5
20 - 30 Years	30.2
Over 30 Years	3.5

Distribution by Credit Quality (% of portfolio)
AAA	2.9%
AA	25.2
A	54.8
BBB	14.0
B	0.7
Not Rated	2.4

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2016, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2006, Through November 30, 2016
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New Jersey Long-Term Tax-Exempt
Fund Investor Shares	1.06%	3.72%	3.78%	$14,497
Bloomberg Barclays NJ Municipal Bond
Index	1.39	3.58	4.01	14,816
New Jersey Municipal Debt Funds
Average	0.69	3.30	3.36	13,917
Bloomberg Barclays Municipal Bond
Index	-0.22	3.43	4.09	14,929

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New Jersey Long-Term Tax-Exempt Fund
Admiral Shares	1.16%	3.80%	3.87%	$73,068
Bloomberg Barclays NJ Municipal Bond Index	1.39	3.58	4.01	74,078
Bloomberg Barclays Municipal Bond Index	-0.22	3.43	4.09	74,645

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2006, Through November 30, 2016
				Bloomberg
				Barclays NJ
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	4.34%	-2.30%	2.04%	2.15%
2008	4.11	-7.60	-3.49	-2.61
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
2013	3.41	-7.24	-3.83	-3.31
2014	3.82	5.00	8.82	7.49
2015	3.55	-1.38	2.17	1.34
2016	3.48	-2.42	1.06	1.39

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	8.51%	5.01%	3.99%	0.59%	4.58%
Admiral Shares	5/14/2001	8.61	5.09	4.08	0.59	4.67

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
New Jersey (97.6%)
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,397
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,497
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,413
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,393
Bayonne NJ GO	5.750%	7/1/19 (Prere.)	7,500	8,312
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	500
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,496
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	305
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/26	2,100	2,362
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/27	4,100	4,588
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,647
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,812
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,900	3,131
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,691
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,673
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,066

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,595
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	13,938
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,613
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	3,977
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,547
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,256
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,245
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,514
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,715
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	337
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	555
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,703
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/21	3,160	3,414
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/26	4,335	4,747
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/27	2,660	2,875
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/28	6,000	6,521
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/29	4,000	4,345
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/30	5,000	5,397
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/35	9,060	9,796
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/37	15,000	16,225
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,082
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	2,500	2,698
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	18,545	22,196
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/27 (15)	1,470	1,665
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,339

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,156
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	1,953
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,493
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,310
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	1,959
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,613
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.160%	12/1/16	2,700	2,700
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	730	750
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	876
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,073
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/46	5,000	5,492
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	7,832
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,196
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,277
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,727
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/18 (Prere.)	1,000	1,078
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/18 (Prere.)	3,900	4,211
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	5
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,309
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	682
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	512
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	623
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	654
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,197
New Jersey Building Authority Revenue	4.000%	6/15/30	1,000	915
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,598
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,127
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,644
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,104
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,567

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,301
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	11,735	11,206
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,469
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	4,930
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	11,500	12,225
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,454
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,654
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	10,000	10,270
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,137
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	10,096
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	1,975
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/27	1,000	1,097
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/28	1,000	1,091
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,073
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,071
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,698
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,368
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	8,989
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,091
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,457
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)	5.000%	7/1/48	7,000	7,499
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	5,850	6,003
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,694
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	6,000	6,704
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,803
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	1,800	1,855
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	120	124

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	696
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	3,000	3,223
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,642
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,447
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,751
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	860
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,225
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,813
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,415
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,375
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	3,123
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,177
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,396
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	324
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	3,650	3,843
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/24	2,990	3,172
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	397
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,641
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,609
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,616
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,648
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	1,896
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,178
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,133
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,134
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,033
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	22,510

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,458
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	7,662
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,010
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,018
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,457
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,109
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,048
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,148
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,037
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,793
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,578
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,692
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,100
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	4,948
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,515	11,373
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.670%	12/7/16 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc.)	5.000%	3/1/25	4,000	4,613
New Jersey Economic Development Authority
Revenue (United Methodist Homes
Obligated Group)	4.000%	7/1/24	2,000	2,046
New Jersey Economic Development Authority
Revenue (United Methodist Homes
Obligated Group)	5.000%	7/1/29	2,000	2,116
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	5,950	5,999
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	700	703
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,515	7,456
New Jersey Economic Development Authority
Revenue (Jewish Community Foundation of
Metro West NJ Inc.) VRDO	0.700%	12/7/16 LOC	5,400	5,400
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,442

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.375%	6/1/25	1,340	1,445
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.750%	6/1/31	1,160	1,253
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.875%	6/1/42	8,280	8,916
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,624
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,049
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	13,163
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,763
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,138
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	847
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,022
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,272
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,359
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,705
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/27	1,000	1,016
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,016
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,598
2 New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,000	3,072
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	3,025	3,098
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	2,585	2,647
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,003
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,200
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	13,517

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,500	2,891
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,500	2,872
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,851
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	2,500	2,842
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,510
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,535
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,218
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,322
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,267
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	8,738
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,309
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,074
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,084
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	1,500	1,769
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,637
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,319
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,571
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,642
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,719
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,226
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,316
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,567
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/27 (4)	2,000	2,292
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	633
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,288
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,096
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	471

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	928
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,345	1,453
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,305
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,623
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,344
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,410
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	4,150	4,564
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,621
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,304
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,769
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,180
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	461
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	74
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,311
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/30 (15)	1,000	1,121
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,392
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/19 (Prere.)	135	148
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/19 (Prere.)	180	197
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/19 (Prere.)	405	444
New Jersey GO	5.000%	6/1/23	4,000	4,478
New Jersey GO	5.000%	6/1/28	2,180	2,416
New Jersey GO	5.000%	6/1/31	940	1,025
New Jersey GO	5.000%	6/1/32	2,760	2,997
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	11,407
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,114
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.500%	7/1/21 (Prere.)	95	110
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,770
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	99

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/28	750	854
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/29	1,010	1,142
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	561
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	335
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	15,000	14,343
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	10,000	10,234
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,780	2,845
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/17 (Prere.)	2,675	2,738
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,730	24,466
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,771
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,724
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,114
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25	3,215	3,452
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/18 (Prere.)	2,235	2,409
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	7,765	8,097
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,683
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	767
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	873
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,725
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,535

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,335
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,000	5,696
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	5,611
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	1,500	1,655
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,490
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,170
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,124
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,236
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,841
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,648
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,244
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,476
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,464
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,037
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,186
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,115	4,286
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	560	583
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,070	2,269
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,177

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	6,530	7,104
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,155
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,244
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	2,924
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,699
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,416
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,432
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	1/1/20 (Prere.)	5,500	6,059
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,098
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,354
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,310
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	7,719
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,770
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,297
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	8,899
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.520%	12/7/16 LOC	2,400	2,400
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	7,500	8,230
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,000	5,420

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	22,400	23,783
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.520%	12/7/16 LOC	2,345	2,345
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (ETM)	1,260	1,136
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/21 (Prere.)	2,000	2,276
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/21 (Prere.)	2,330	2,715
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/21 (Prere.)	5,260	6,129
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	6.625%	7/1/18 (Prere.)	4,440	4,810
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/28	1,500	1,637
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/29	1,335	1,444
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/30	1,100	1,178
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/31	1,200	1,276
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	4.000%	7/1/34	1,250	1,157
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/35	3,185	3,325
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/36	1,000	1,041
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/41	3,500	3,621
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	4.000%	7/1/48	14,925	12,960
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke’s Warren Hospital
Obligated Group)	4.500%	8/15/43	5,800	5,840
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/27	1,165	1,302

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/28	1,000	1,099
3 New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/29	2,875	3,143
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/30	800	875
3 New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital
Obligated Group)	5.000%	7/1/30	2,745	2,982
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/22 (4)	1,000	1,123
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/23 (4)	2,000	2,260
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,250
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,168
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,821
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,179
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,487
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,590
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,492
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,341
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,661
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,259
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,469
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.420%	12/1/16 LOC	2,000	2,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.510%	12/7/16 LOC	1,900	1,900
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,075	1,147
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	3,235	3,424
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	965	1,010
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	970	1,013
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,704
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.770%	12/7/16	2,000	2,000

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	897
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	2,660
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,295	2,353
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	185	190
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.520%	12/7/16	2,290	2,290
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.530%	12/7/16	6,935	6,935
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,661
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,460
New Jersey Institute of Technology Revenue	5.000%	7/1/42	6,925	7,602
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	9,731
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	253
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	390
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (ETM)	3,000	3,450
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,308
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	2,000	2,113
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	2,000	2,130
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	3,000	3,110
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	1,900	2,056
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,850	8,350
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,150	6,503
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	3,100	3,254
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	6,750	6,954
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	5,675	5,906
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	6,500	6,687
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	6,750	6,936
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/24	2,500	2,622
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/25	4,500	4,675
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/27	11,245	11,575
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/31	1,500	1,537

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/32	10,000	10,062
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/33	9,500	9,532
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.750%	6/15/38	2,850	2,717
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	6,575	6,506
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/38	10,550	10,399
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.500%	6/15/39	5,400	5,567
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/41	7,700	7,779
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/44	3,585	3,496
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.000%	6/15/46	5,385	5,231
2 New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,908
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.750%	6/15/20	5,000	5,404
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/20	5,205	5,611
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/22	2,500	2,713
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22	4,730	5,196
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/23	3,900	2,903
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,627
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,076
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26	4,915	3,081
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,289
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/27	5,000	5,108
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.125%	6/15/28	5,245	5,367
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	13,730	7,686
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28 (2)	755	438
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/28	3,955	2,214
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/29	2,785	2,839
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29	13,810	7,282
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/29 (4)	16,970	9,512

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/30	3,065	3,121
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/31	5,395	5,471
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	6,000	6,269
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/31	11,500	5,236
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/32	16,275	16,403
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/32	5,000	5,122
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/32 (4)	34,280	16,450
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	5,000	2,017
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/33	3,000	1,210
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/34	8,210	3,117
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	6/15/35	385	417
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/36	3,000	3,026
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/36	6,675	2,268
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/37	1,165	373
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/38	15,000	4,546
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,273
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.000%	12/15/38	3,360	3,570
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/41	8,000	8,302
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/42	16,535	16,254
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	8,500	8,532
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	5,000	5,538
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,297
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,359
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,286
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,000	3,273
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,444
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,888
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,699
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,355	18,978
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	10,583
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,595	9,367
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	2,985
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	10,000	10,778

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newark NJ Housing Authority Port Authority-
Port Newark Marine Terminal Revenue
(City of Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	100
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	885	914
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,850
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,535
Port Authority of New York
& New Jersey Revenue	5.375%	3/1/28	1,280	1,519
Port Authority of New York
& New Jersey Revenue	5.000%	10/15/28	4,000	4,658
Port Authority of New York
& New Jersey Revenue	5.000%	10/15/30	3,000	3,444
Port Authority of New York
& New Jersey Revenue	5.000%	12/1/34	7,000	7,855
Port Authority of New York
& New Jersey Revenue	5.000%	7/15/35	6,500	7,145
Port Authority of New York
& New Jersey Revenue	5.000%	7/15/39	13,250	14,463
Port Authority of New York
& New Jersey Revenue	5.000%	9/1/39	4,090	4,583
Port Authority of New York
& New Jersey Revenue	5.000%	1/15/41	16,065	17,655
Port Authority of New York
& New Jersey Revenue	4.000%	10/15/45	2,500	2,552
Port Authority of New York
& New Jersey Revenue	5.250%	10/15/55	5,250	5,894
Port Authority of New York
& New Jersey Revenue	5.250%	11/15/56	10,000	11,298
Port Authority of New York
& New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	5,000	5,545
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,396
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,645
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,515
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,626
Rutgers State University New Jersey Revenue	5.000%	5/1/30	7,655	8,788
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,855
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,355
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	15,938
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,115
Rutgers State University New Jersey Revenue
VRDO	0.420%	12/1/16	8,010	8,010
Rutgers State University New Jersey Revenue
VRDO	0.430%	12/1/16	6,600	6,600
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	1,690	1,663
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,334

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,291
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,083
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,337
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,408
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,198
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/28	4,185	4,496
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,195
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,277
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.500%	6/1/23	14,070	14,188
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.625%	6/1/26	3,000	2,963
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	20,000	5,228
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/41	4,500	3,818
Union County NJ Improvement Authority
Lease Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,545
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.160%	12/1/16	3,700	3,700
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,300
				1,927,668
Guam (0.4%)
Guam Government Business Privilege
Tax Revenue	5.000%	11/15/39	2,200	2,325
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	3,000	3,262
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,237
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,457
				8,281
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	898
Total Tax-Exempt Municipal Bonds (Cost $1,932,287)				1,936,847

New Jersey Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (2.0%)
Other Assets
Investment in Vanguard	162
Receivables for Investment Securities Sold	25,861
Receivables for Accrued Income	32,049
Receivables for Capital Shares Issued	1,110
Other Assets	195
Total Other Assets	59,377
Liabilities
Payables for Investment Securities Purchased	(9,925)
Payables for Capital Shares Redeemed	(4,609)
Payables for Distributions	(1,721)
Payables to Vanguard	(2,058)
Other Liabilities	(2,122)
Total Liabilities	(20,435)
Net Assets (100%)	1,975,789

At November 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	1,955,563
Overdistributed Net Investment Income	(2)
Accumulated Net Realized Gains	15,668
Unrealized Appreciation (Depreciation)	4,560
Net Assets	1,975,789

Investor Shares—Net Assets
Applicable to 19,980,925 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	233,558
Net Asset Value Per Share—Investor Shares	$11.69

Admiral Shares—Net Assets
Applicable to 149,051,835 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,742,231
Net Asset Value Per Share—Admiral Shares	$11.69

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $3,235,000, representing 0.2% of net assets.
2 Securities with a value of $322,000 have been segregated as initial margin for recently closed futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2016.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2016
($000)
Investment Income
Income
Interest	76,670
Total Income	76,670
Expenses
The Vanguard Group—Note B
Investment Advisory Services	222
Management and Administrative—Investor Shares	389
Management and Administrative—Admiral Shares	1,269
Marketing and Distribution—Investor Shares	53
Marketing and Distribution—Admiral Shares	125
Custodian Fees	25
Auditing Fees	36
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	1
Total Expenses	2,133
Net Investment Income	74,537
Realized Net Gain (Loss)
Investment Securities Sold	17,630
Futures Contracts	(68)
Realized Net Gain (Loss)	17,562
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(68,845)
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	(68,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,252

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,537	72,215
Realized Net Gain (Loss)	17,562	4,671
Change in Unrealized Appreciation (Depreciation)	(68,847)	(32,770)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,252	44,116
Distributions
Net Investment Income
Investor Shares	(8,882)	(8,722)
Admiral Shares	(65,626)	(63,493)
Realized Capital Gain[1]
Investor Shares	(419)	(1,060)
Admiral Shares	(3,009)	(7,567)
Total Distributions	(77,936)	(80,842)
Capital Share Transactions
Investor Shares	(1,426)	(393)
Admiral Shares	52,845	14,532
Net Increase (Decrease) from Capital Share Transactions	51,419	14,139
Total Increase (Decrease)	(3,265)	(22,587)
Net Assets
Beginning of Period	1,979,054	2,001,641
End of Period[2]	1,975,789	1,979,054

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $0 and $2,329,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$12.00	$12.22	$11.66	$12.57	$11.73
Investment Operations
Net Investment Income	.430	.427	.431	.433	.439
Net Realized and Unrealized Gain (Loss)
on Investments	(. 289)	(.167)	. 582	(. 910)	. 840
Total from Investment Operations	.141	.260	1.013	(.477)	1.279
Distributions
Dividends from Net Investment Income	(. 430)	(. 427)	(. 431)	(. 433)	(. 439)
Distributions from Realized Capital Gains	(.021)	(.053)	(.022)	—	—
Total Distributions	(. 451)	(. 480)	(. 453)	(. 433)	(. 439)
Net Asset Value, End of Period	$11.69	$12.00	$12.22	$11.66	$12.57

Total Return[1]	1.06%	2.17%	8.82%	-3.83%	11.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$234	$241	$246	$246	$303
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.50%	3.54%	3.58%	3.60%	3.62%
Portfolio Turnover Rate	19%	25%	20%	35%	17%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$12.00	$12.22	$11.66	$12.57	$11.73
Investment Operations
Net Investment Income	.443	.436	.441	.442	.449
Net Realized and Unrealized Gain (Loss)
on Investments	(. 289)	(.167)	. 582	(. 910)	. 840
Total from Investment Operations	.154	.269	1.023	(.468)	1.289
Distributions
Dividends from Net Investment Income	(. 443)	(. 436)	(. 441)	(. 442)	(. 449)
Distributions from Realized Capital Gains	(.021)	(.053)	(.022)	—	—
Total Distributions	(. 464)	(. 489)	(. 463)	(. 442)	(. 449)
Net Asset Value, End of Period	$11.69	$12.00	$12.22	$11.66	$12.57

Total Return[1]	1.16%	2.25%	8.91%	-3.75%	11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,742	$1,738	$1,755	$1,648	$1,874
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.60%	3.62%	3.66%	3.68%	3.70%
Portfolio Turnover Rate	19%	25%	20%	35%	17%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at November 30, 2016.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2016, the fund had contributed to Vanguard capital in the amount of $162,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New Jersey Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,936,847	—
Futures Contracts—Liabilities[1]	(63)	—	—
Total	(63)	1,936,847	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $1,315,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2016, the fund had short-term and long-term capital gains of $31,000 and $15,999,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At November 30, 2016, the cost of investment securities for tax purposes was $1,932,649,000. Net unrealized appreciation of investment securities for tax purposes was $4,198,000, consisting of unrealized gains of $47,166,000 on securities that had risen in value since their purchase and $42,968,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2016, the fund purchased $455,648,000 of investment securities and sold $368,134,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2016, such purchases and sales were $293,585,000 and $362,445,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

New Jersey Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:
			Year Ended November 30,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	60,927	4,953	43,213	3,577
Issued in Lieu of Cash Distributions	7,614	620	8,020	665
Redeemed	(69,967)	(5,706)	(51,626)	(4,301)
Net Increase (Decrease)—Investor Shares	(1,426)	(133)	(393)	(59)
Admiral Shares
Issued	231,989	18,845	177,646	14,716
Issued in Lieu of Cash Distributions	49,076	3,997	52,339	4,340
Redeemed	(228,220)	(18,562)	(215,453)	(17,954)
Net Increase (Decrease)—Admiral Shares	52,845	4,280	14,532	1,102

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and the Shareholders of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting Vanguard New Jersey Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 12, 2017

Special 2016 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ended November 30, 2016, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax Exempt Fund distributed $4,739,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2016	11/30/2016	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,001.94	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$963.98	$0.88
Admiral Shares	1,000.00	964.56	0.29
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.20	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.10	$0.91
Admiral Shares	1,000.00	1,024.70	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.06% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced New Jersey Tax-Exempt Money Market Funds Average: New Jersey Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

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The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Bloomberg Barclays Indices to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal Bond Funds is the licensing of the Bloomberg Barclays Indices, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Bloomberg Barclays Indices. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT

TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES

OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independen tTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Exe cutive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow  Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private  investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and  Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the
Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta,
JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2016: $66,000
Fiscal Year Ended November 30, 2015: $63,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2016: $9,629,849
Fiscal Year Ended November 30, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2016: $2,717,627
Fiscal Year Ended November 30, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended November 30, 2016: $254,050
Fiscal Year Ended November 30, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended November 30, 2016: $214,225
Fiscal Year Ended November 30, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2016: $468,275
Fiscal Year Ended November 30, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-
audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	January 17, 2017

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548,
Incorporated by Reference.